26. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Information
SEGMENT INFORMATION

According to the Group´s structure, the businesses are distributed and managed in five operating segments as follows:

·                      Steel

The Steel Segment consolidates all the operations related to the production, distribution and sale of flat steel, long steel, metallic containers and galvanized steel, with operations in Brazil, United States, Portugal and Germany. The Segment supplies the following markets: construction, steel containers for the Brazilian chemical and food industries, home appliances, automobile and OEM (motors and compressors). The Company’s steel units produce hot and cold rolled steel, galvanized and pre-painted steel of great durability. They also produce tinplate, a raw material used to produce metallic containers.

Overseas, Lusosider, which is based in Portugal, produces cold rolled steel and galvanized steel. CSN LLC in the U.S.A. meets local market needs, import and export of steel products. In January 2012, CSN acquired Stahlwerk Thüringen (SWT), a manufacturer of long steel located in Unterwellenborn, Germany. SWT is specialized in the production of shapes used for construction.

In January 2014 the production of long steel products started in Brazil and consolidates the company as a source of complete construction solutions, complementing its portfolio of products with high value added in the steel chain.

·                      Mining

This segment encompasses the activities of iron ore and tin mining.

The high quality iron ore operations are located in the Iron Quadrilateral in Minas Gerais, which has its own mines and sells third party iron ore.

At the end of 2015, CSN and the Asian Consortium formalized a shareholders' agreement for the combination of assets linked to iron ore operations and the related logistics structure, forming a new company that has focused in mining of the Group activities from December 2015. In this context, the new company, currently named CSN Mineração S.A., holds the TECAR arraignment, the Casa de Pedra mine and all the shares of Namisa, which was incorporated on December 31, 2015. CSN still owns 100% of Minérios Nacional which includes the mines of Fernandinho (operational), Cayman and Pedras Pretas (mineral resources), all located in Minas Gerais.

Moreover, CSN controls the Estanho de Rondônia S.A., company with mining units and tin casting, in the state of Rondonia.

·                      Logistics

i. Railroad

CSN has equity interests in three railroad companies: MRS Logística, which manages the former Southeast Network of Rede Ferroviária Federal S.A. (RFFSA), Transnordestina Logística S.A. and FTL - Ferrovia Transnordestina Logística S.A., which has the concession to operate the former Northeast Network of the RFFSA in the states of Maranhão, Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco and Alagoas.

a) MRS

The railroad transportation services provided by MRS are fundamental to the supply of raw materials and the shipment of final products. The total amount of iron ore, coal and coke consumed by the Presidente Vargas Mill as well as part of the steel produced by CSN for the domestic market and for export are carried by MRS.

The Southeast Brazilian railroad system, encompassing 1,674 kilometers of tracks, serves the tri-state industrial area of São Paulo-Rio de Janeiro-Minas Gerais, in the southeast region, linking the mines located in Minas Gerais to the ports located in São Paulo and Rio de Janeiro, and the steel mills of CSN, Companhia Siderúrgica Paulista, or Cosipa, and Gerdau Açominas. Besides serving other customers, the railroad system carries iron ore from the Company’s mines in Casa de Pedra, Minas Gerais, and coke and coal from the Itaguaí Port, in Rio de Janeiro, to Volta Redonda, and carries CSN’s export products to the ports of Itaguaí and Rio de Janeiro.

b) TLSA and FTL

TLSA and FTL hold the concession of the former RFFSA’s Northeast Network. The Northeast Network totals 4,238 km, divided into two sections: i) Network I, which comprises the São Luiz–Mucuripe, Arrojado–Recife, Itabaiana–Cabedelo, Paula Cavalcante–Macau, and Propriá–Jorge Lins (Network I); and ii) Network II, which comprises the Missão Velha–Salgueiro, Salgueiro–Trindade, Trindade– Eliseu Martins, Salgueiro–Porto de Suape, and Missão Velha–Porto de Pecém sections.

The Network links up with the main ports in the region, offering an important competitive advantage by means of opportunities for combined transportation solutions and logistics projects tailored to customer needs.

II. Port Logistics

The Port Logistics Segment consolidates the operation of the terminal built in the privatization period after the law of modernization of the ports (law 8.630/1993) that permits to transfer the port logistics activities to the private sector. The Sepetiba terminal features complete infrastructure to meet all the needs of exporters, importers and ship owners. Its installed capacity exceeds that of most other Brazilian terminals. It has mooring berths and a huge storage area, as well as the most modern and appropriate equipment, systems and intermodal connections.

·	Energy

CSN is one of the largest industrial consumers of electric power in Brazil. As energy is fundamental in its production process, the Company invests in assets for generation of electric power to guarantee its self-sufficiency. These assets are as follows: Itá hydroelectric power plant, in the State of Santa Catarina, with rated capacity of 1,450 MW, where CSN has a share of 29.5%; Igarapava hydroelectric power plant, Minas Gerais, with rated capacity of 210 MW, in which CSN holds 17.9% of the capital; and a thermoelectric co-generation Central unit with rated capacity of 238 MW, which has been operating at the UPV since 1999, that uses the residual gases produced by the steel mill itself.

·	Cement

The cement division consolidates the cement production, distribution and sale operations, which use the slag produced by the Volta Redonda plant’s blast furnaces.

In the second half of 2016, the Company started the operation of a new clinker furnace in Arcos/MG, where the Company already operates a clinker furnace using its limestone of a company-owned mine and also two cement mills in additions to the mills that already operate in Volta Redonda/RJ.

The information presented to Management regarding the performance of each business segment is generally derived directly from the accounting records, combined with some intercompany allocations.

·	Sales by geographic area

Sales by geographic area are determined based on the customers’ location. On a consolidated basis, domestic sales are represented by revenues from customers located in Brazil and export sales are represented by revenues from customers located abroad.

·	Result by Segment

Beginning 2013, the Company no longer proportionately consolidates joint ventures MRS and CBSI. For segment information preparation and presentation purposes, Management decided to maintain the proportionate consolidation of the joint ventures, as historically presented. For consolidated profit reconciliation purposes, the amounts of these companies were eliminated in the column “Corporate expenses/elimination”.

								12/31/2018
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (thou.) (*) (unaudited)	5,068,758	34,780,756					(4,961,345)
Net revenues
Domestic market	10,328,372	972,360	266,378	1,506,114	410,606	588,230	(2,718,623)	11,353,437
Foreign market	5,305,771	5,012,421					1,297,256	11,615,448
Total net revenue (note 22)	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,367)	22,968,885
Cost of sales and services	(12,613,216)	(3,585,691)	(189,999)	(1,049,071)	(286,734)	(544,266)	2,163,320	(16,105,657)
Gross profit	3,020,927	2,399,090	76,379	457,043	123,872	43,964	741,953	6,863,228
General and administrative expenses	(984,980)	(144,754)	(35,423)	(106,412)	(27,948)	(95,893)	(1,362,301)	(2,757,711)
Depreciation (note 23)	609,274	366,547	20,368	258,985	17,285	115,411	(212,763)	1,175,107
Proportionate EBITDA of joint ventures							568,045	568,045
Adjusted EBITDA	2,645,221	2,620,883	61,324	609,616	113,209	63,482	(265,066)	5,848,669

Sales by geographic area
Asia	40,681	4,422,377					1,297,256	5,760,314
North America	1,506,041							1,506,041
Latin America	369,830							369,830
Europe	3,330,991	590,044						3,921,035
Others	58,228							58,228
Foreign market	5,305,771	5,012,421					1,297,256	11,615,448
Domestic market	10,328,372	972,360	266,378	1,506,114	410,606	588,230	(2,718,623)	11,353,437
Total	15,634,143	5,984,781	266,378	1,506,114	410,606	588,230	(1,421,367)	22,968,885

								12/31/2017
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (thou.) (*) (unaudited)	4,921,719	32,576,843					(5,359,571)
Net revenues
Domestic market	7,818,552	829,268	238,240	1,416,612	407,671	487,129	(2,491,006)	8,706,466
Foreign market	5,140,471	3,791,703					885,961	9,818,135
Total net revenue (note 22)	12,959,023	4,620,971	238,240	1,416,612	407,671	487,129	(1,605,045)	18,524,601
Cost of sales and services	(10,537,547)	(3,005,840)	(156,997)	(1,024,696)	(285,085)	(512,762)	1,926,786	(13,596,141)
Gross profit	2,421,476	1,615,131	81,243	391,916	122,586	(25,633)	321,741	4,928,460
General and administrative expenses	(963,822)	(158,958)	(27,943)	(94,921)	(27,098)	(80,823)	(877,383)	(2,230,948)
Depreciation (note 23)	658,587	490,805	15,752	294,571	17,265	121,801	(190,016)	1,408,765
Proportionate EBITDA of joint ventures							538,170	538,170
Adjusted EBITDA	2,116,241	1,946,978	69,052	591,566	112,753	15,345	(207,488)	4,644,447

Sales by geographic area
Asia	23,364	3,592,226					885,961	4,501,551
North America	2,009,337							2,009,337
Latin America	506,951							506,951
Europe	2,564,823	197,701						2,762,524
Others	35,996	1,776						37,772
Foreign market	5,140,471	3,791,703					885,961	9,818,135
Domestic market	7,818,552	829,268	238,240	1,416,612	407,671	487,129	(2,491,006)	8,706,466
Total	12,959,023	4,620,971	238,240	1,416,612	407,671	487,129	(1,605,045)	18,524,601

								12/31/2016
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Metric tons (Thou) (*) (unaudited)	4,857,174	36,983,297					(4,062,774)
Net revenues
Domestic market	6,980,087	542,028	207,722	1,319,907	269,095	490,608	(2,079,534)	7,729,913
Foreign market	4,535,821	4,039,875					843,340	9,419,036
Total Net Revenue (note 22)	11,515,908	4,581,903	207,722	1,319,907	269,095	490,608	(1,236,194)	17,148,949
Cost of sales and services	(9,393,237)	(3,099,236)	(141,542)	(914,361)	(195,994)	(467,373)	1,571,701	(12,640,042)
Gross profit	2,122,671	1,482,667	66,180	405,546	73,101	23,235	335,507	4,508,907
General and administrative expenses	(914,927)	(185,149)	(25,180)	(83,020)	(25,196)	(74,528)	(907,128)	(2,215,128)
Depreciation (note 23)	679,074	461,287	13,430	227,792	17,140	73,030	(192,937)	1,278,816
Proportionate EBITDA of joint ventures							502,345	502,345
Adjusted EBITDA	1,886,818	1,758,805	54,430	550,318	65,045	21,737	(262,213)	4,074,940

Sales by geographic area
Asia	30,815	3,519,713					843,340	4,393,868
North America	1,891,865							1,891,865
Latin America	259,640							259,640
Europe	2,324,580	434,378						2,758,958
Others	28,921	85,784						114,705
Foreign market	4,535,821	4,039,875					843,340	9,419,036
Domestic market	6,980,087	542,028	207,722	1,319,907	269,095	490,608	(2,079,534)	7,729,913
Total	11,515,908	4,581,903	207,722	1,319,907	269,095	490,608	(1,236,194)	17,148,949

(*) The ore sales volumes presented in this note take into consideration Company sales and the interest in its subsidiaries and joint ventures.

·	Adjusted EBITDA

Adjusted EBITDA is the main measurement based on which the chief operating decision maker assesses the segment performance and the capacity to generate recurring operating cash, consisting of profit for the year less net financial income (expenses), income tax and social contribution, depreciation and amortization, equity in results of affiliated companies, results of discontinued operations and other operating income (expenses), plus the proportionate EBITDA of joint ventures.

Even though it is an indicator used in segment performance measurement, EBITDA is not a measurement recognized by accounting practices adopted in Brazil or IFRS, it does not have a standard definition, and may not be comparable with measurements using similar names provided by other entities.

As required by IFRS 8, the table below shows the reconciliation of the measurement used by the chief operating decision maker with the results determined using the accounting practices:

	12/31/2018	12/31/2017	12/31/2016

Net income / (loss) for the year	5,200,583	111,229	(853,058)
Result from discontinued operations			9,561
Depreciation / amortization / depletion (note 23)	1,175,107	1,408,765	1,278,816
Income tax and social contribution (note 15)	250,334	409,109	266,546
Financial income / (expenses) (note 25)	1,495,643	2,463,627	2,522,427
EBITDA	8,121,667	4,392,730	3,224,292
Other operating (income) / expenses (note 24)	(2,705,337)	(177,342)	413,221
Equity in results of affiliated companies	(135,706)	(109,111)	(64,918)
Proportionate EBITDA of joint ventures	568,045	538,170	502,345
Adjusted EBITDA (*)	5,848,669	4,644,447	4,074,940

(*) The Company discloses its adjusted EBITDA net of its share of investments and other operating income (expenses) because it understands that these should not be included in the calculation of recurring operating cash generation.